Derivatives and Fair Value Disclosures - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	$ 7,102,855	$ (3,151,880)
Interest Rate Swap 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	7,102,855	(3,151,880)
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	7,102,855	(3,151,880)
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fail value measurement	$ 7,102,855	$ (3,151,880)